Other, Net (Tables)	12 Months Ended
Jun. 30, 2020
Other net [Abstract]
Schedule of components of other, net table text block
	For the years ended June 30,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$

Government grants	112	415	5,104	722
Others	89	(156)	(27)	(3)
Total other, net	201	259	5,077	719